Goodwill, Digital Asset, and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill, Digital Asset, and Intangible Assets
Schedule of intangible assets

		June 30,	December 31,
	Useful Lives	2022	2021
Patent application costs	3 Years	$301,379	$207,630
Trade name and trademarks	3 Years	66,812	86,999
Intangible assets, gross		368,191	294,629
Less: Accumulated amortization		(136,141)	(92,822)
Intangible assets, net		$232,051	$201,807

		As of December 31,
	Useful Lives	2021	2020
Patent application costs	3 years	$207,630	$46,333
Trade name and trademarks	3 years	86,999	—
Intangible assets, gross		294,629	46,333
Less: Accumulated amortization		(92,822)	(23,951)
Intangible assets, net		$201,807	$22,382

Schedule of estimated future amortization expense of intangible assets

Years Ending December 31,	Amount
2022	$57,329
2023	112,950
2024	53,929
2025	7,843
$232,051

Years Ending December 31,	Amount
2022	$90,138
2023	88,430
2024	23,239
$201,807